Senior Notes and Secured Indebtedness (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Details of Notes Payable and Senior Notes

Notes payable consist of the following (in thousands):

	Successor
	March 31, 2013	December 31, 2012
Notes payable:
Revolving line of credit loan agreement	$13,194	$—
Construction notes payable	7,313	13,248
Seller financing	1,762	—
Senior Notes:
8 1/2% Senior Notes due November 15, 2020	$325,000	$325,000

Total notes payable and Senior Notes	$347,269	$338,248

Notes payable consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Notes payable:
Notes payable	$13,248	$74,009

Senior Notes:
8 1/2% Senior Notes due November 15, 2020	325,000	—
Senior Secured Term Loan due January 31, 2015	—	206,000
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	325,000	489,483

Total notes payable and Senior Notes	$338,248	$563,492

Maturities of Notes Payable and Senior Notes

As of March 31, 2013, the maturities of the notes payable and 8  1/2% Senior Notes are as follows (in thousands):

Year Ended March 31,
2013	$—
2014	1,762
2015	7,313
2016	13,194
2017	—
Thereafter	325,000

$347,269

The maturities of the Notes Payable and 8 1/2 Senior Notes are as follows as of December 31, 2012 (in thousands):

Year Ended December 31,
2013	$—
2014	—
2015	13,248
2016	—
2017	—
Thereafter	325,000

$338,248

Summary of Senior Notes Redemption Prices Percentage

On or after November 15, 2016, California Lyon may redeem all or a portion of the New Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest to the applicable redemption date, if redeemed during the 12-month period beginning on November 15 of the years indicated below:

Year	Percentage
2016	104.250%
2017	102.125%
2018 and thereafter	100.000%

On or after November 15, 2016, California Lyon may redeem all or a portion of the New Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest to the applicable redemption date, if redeemed during the 12-month period beginning on November 15 of the years indicated below:

Year	Percentage
2016	104.250%
2017	102.125%
2018 and thereafter	100.000%

Principal Amounts Of Senior Notes Outstanding

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

(Unaudited)

March 31, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non -Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$64,125	$58	$2,221	$—	$66,404
Restricted cash	—	853	—	—	—	853
Receivables	—	16,528	293	3,205	—	20,026
Real estate inventories
Owned	—	415,081	—	24,410	—	439,491
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,054	—	—	—	7,054
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	3,998	—	—	—	3,998
Other assets	—	7,390	128	324	—	7,842
Investments in subsidiaries	58,743	21,691	—	—	(80,434)	—
Intercompany receivables	—	—	210,018	18,878	(228,896)	—

Total assets	$58,743	$589,958	$210,497	$49,038	$(309,330)	$598,906

LIABILITIES AND EQUITY
Accounts payable	$—	$23,102	$55	$1,036	$—	$24,193
Accrued expenses	—	47,485	212	52	—	47,749
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	14,956	—	7,313	—	22,269
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	219,544	—	9,352	(228,896)	—

Total liabilities	—	669,116	267	17,753	(228,896)	458,240
Redeemable convertible preferred stock	—	71,571	—	—	—	71,571
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	58,743	(150,729)	210,230	21,691	(80,434)	59,501
Noncontrolling interest	—	—	—	9,594	—	9,594

Total liabilities and equity	$58,743	$589,958	$210,497	$49,038	$(309,330)	$598,906

CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,376	$65	$1,634	$—	$71,075
Restricted cash	—	853	—	—	—	853
Receivables	—	11,278	296	3,215	—	14,789
Real estate inventories
Owned	—	398,952	13	22,665	—	421,630
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,036	—	—	—	7,036
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,620	—	—	—	4,620
Other assets	—	7,437	146	323	—	7,906
Investments in subsidiaries	62,712	22,148	—	—	(84,860)	—
Intercompany receivables	—	—	207,239	18,935	(226,174)	—

Total assets	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$17,998	$39	$698	$—	$18,735
Accrued expenses	—	41,505	213	52	—	41,770
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	7,809	—	5,439	—	13,248
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	217,146	—	9,028	(226,174)	—

Total liabilities	—	648,487	252	15,217	(226,174)	437,782
Redeemable convertible preferred stock	—	71,246	—	—	—	71,246
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	62,712	(144,795)	207,507	22,148	(84,860)	62,712
Noncontrolling interest	—	—	—	9,407	—	9,407

Total liabilities and equity (deficit)	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

CONSOLIDATING BALANCE SHEET

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,376	$65	$1,634	$—	$71,075
Restricted cash	—	853	—	—	—	853
Receivables	—	11,278	296	3,215	—	14,789
Real estate inventories
Owned	—	398,952	13	22,665	—	421,630
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,036	—	—	—	7,036
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,620	—	—	—	4,620
Other assets	—	7,437	146	323	—	7,906
Investments in subsidiaries	62,712	22,148	—	—	(84,860)	—
Intercompany receivables	—	—	207,239	18,935	(226,174)	—

Total assets	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$17,998	$39	$698	$—	$18,735
Accrued expenses	—	41,505	213	52	—	41,770
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	7,809	—	5,439	—	13,248
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	217,146	—	9,028	(226,174)	—

Total liabilities	—	648,487	252	15,217	(226,174)	437,782

Redeemable convertible preferred stock	—	71,246	—	—	—	71,246
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	62,712	(144,795)	207,507	22,148	(84,860)	62,712
Noncontrolling interest	—	—	—	9,407	—	9,407

Total liabilities and equity (deficit)	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs, net	—	8,810	—	—	—	8,810
Other assets, net	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821

(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

Condensed Consolidating Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended March 31, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$54,805	$21,629	$—	$—	$76,434
Construction services	—	4,419	—	—	—	4,419
Management fees	—	—	—	—	—	—

	—	59,224	21,629	—	—	80,853

Operating costs
Cost of sales	—	(45,568)	(17,839)	79	—	(63,328)
Construction services	—	(4,038)	—	—	—	(4,038)
Sales and marketing	—	(3,485)	(997)	(186)	—	(4,668)
General and administrative	—	(8,457)	(67)	—	—	(8,524)
Amortization of intangible assets	—	(622)	—	—	—	(622)
Other	—	(484)	(1)	—	—	(485)

	—	(62,654)	(18,904)	(107)	—	(81,665)
(Loss) income from subsidiaries	(3,445)	2,539	—	—	906	—

Operating (loss) income	(3,445)	(891)	2,725	(107)	906	(812)
Interest expense, net of amounts capitalized	—	(1,284)	—	—	—	(1,284)
Other income (expense), net	—	95	(3)	(5)	—	87

(Loss) income before reorganization items	(3,445)	(2,080)	2,722	(112)	906	(2,009)
Reorganization items, net	—	(464)	—	—	—	(464)
Net (loss) income	(3,445)	(2,544)	2,722	(112)	906	(2,473)
Less: Net income attributable to noncontrolling interest	—	—	—	(75)	—	(75)

Net (loss) income attributable to William Lyon Homes	(3,445)	(2,544)	2,722	(187)	906	(2,548)
Preferred stock dividends	(974)	—	—	—	—	(974)

Net (loss) income available to common stockholders	$(4,419)	$(2,544)	$2,722	$(187)	$906	$(3,522)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from February 25, 2012 through

March 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$9,910	$3,789	$1,410	$—	$15,109
Construction services	—	3,195	—	—	—	3,195
Management fees	—	65	—	—	(65)	—

	—	13,170	3,789	1,410	(65)	18,304

Operating costs
Cost of sales	—	(8,507)	(3,377)	(1,244)	65	(13,063)
Construction services	—	(2,896)	—	—	—	(2,896)
Sales and marketing	—	(786)	(210)	(97)	—	(1,093)
General and administrative	—	(2,181)	(32)	—	—	(2,213)
Amortization of intangible assets	—	(1,402)	—	—	—	(1,402)
Other	—	(504)	—	(95)	—	(599)

	—	(16,276)	(3,619)	(1,436)	65	(21,266)
(Loss) income from subsidiaries	(5,059)	2	—	—	5,057	—

Operating (loss) income	(5,059)	(3,104)	170	(26)	5,057	(2,962)
Interest expense, net of amounts capitalized	—	(1,650)	—	(64)	—	(1,714)
Other income (expense), net	—	60	(12)	(1)	—	47

(Loss) income before reorganization items and provision for income taxes	(5,059)	(4,694)	158	(91)	5,057	(4,629)
Reorganization items, net	—	(353)	—	—	—	(353)

Net (loss) income	(5,059)	(5,047)	158	(91)	5,057	(4,982)
Less: Net income attributable to noncontrolling interest	—	—	—	(77)	—	(77)

Net (loss) income attributable to William Lyon Homes	(5,059)	(5,047)	158	(168)	5,057	(5,059)
Preferred stock dividends	(292)	—	—	—	—	(292)

Net (loss) income available to common stockholders	$(5,351)	$(5,047)	$158	$(168)	$5,057	$(5,351)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales — homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)
Income from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Net income	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONSOLIDATING STATEMENT OF OPERATIONS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$198,108	$47,989	$102,838	$—	$348,935
Construction services	—	23,825	—	—	—	23,825
Management fees	—	534	—	—	(534)	—

	—	222,467	47,989	102,838	(534)	372,760

Operating costs
Cost of sales	—	(163,083)	(41,516)	(93,924)	534	(297,989)
Construction services	—	(21,416)	—	—	—	(21,416)
Sales and marketing	—	(10,705)	(2,617)	(606)	—	(13,928)
General and administrative	—	(25,872)	(221)	(2)	—	(26,095)
Amortization of intangible assets	—	(5,757)	—	—	—	(5,757)
Other	—	(3,027)	(2)	120	—	(2,909)

	—	(229,860)	(44,356)	(94,412)	534	(368,094)

(Loss) income from subsidiaries	(8,859)	11,681	—	—	(2,822)	—

Operating (loss) income	(8,859)	4,288	3,633	8,426	(2,822)	4,666
Loss on extinguishment of debt	—	(1,392)	—	—	—	(1,392)
Interest expense, net of amounts capitalized	—	(9,227)	—	100	—	(9,127)
Other income (expense), net	—	618	(61)	971	—	1,528

(Loss) income before reorganization items and provision for income taxes	(8,859)	(5,713)	3,572	9,497	(2,822)	(4,325)
Reorganization items, net	—	(3,073)	1	547	—	(2,525)

(Loss) income before provision for income taxes	(8,859)	(8,786)	3,573	10,044	(2,822)	(6,850)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(8,859)	(8,797)	3,573	10,044	(2,822)	(6,861)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,998)	—	(1,998)

Net (loss) income attributable to William Lyon Homes	(8,859)	(8,797)	3,573	8,046	(2,822)	(8,859)
Preferred stock dividends	(2,743)	—	—	—	—	(2,743)

Net (loss) income available to common stockholders	$(11,602)	$(8,797)	$3,573	$8,046	$(2,822)	$(11,602)

CONSOLIDATING STATEMENT OF OPERATIONS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales—homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs						—
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
Loss from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

Loss before reorganization items and provision for income taxes	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

Loss before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net loss	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income attributable to noncontrolling interest	—	—	—	(432)	—	(432)

Net loss attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916
(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on extinguishment of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Three Months Ended March 31, 2013 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(11,724)	$2,778	$(1,514)	$—	$(10,460)

Investing activities
Purchases of property and equipment	—	(680)	(7)	4	—	(683)
Investments in subsidiaries	—	2,996	—	—	(2,996)	—

Net cash provided (used in) by investing activities	—	2,316	(7)	4	(2,996)	(683)

Financing activities
Proceeds from borrowings on notes payable	—	18,361	—	1,874	—	20,235
Principal payments on notes payable	—	(12,976)	—	—	—	(12,976)
Payment of deferred loan costs	—	(250)	—	—	—	(250)
Payment of preferred stock dividends	—	(649)	—	—	—	(649)
Noncontrolling interest contributions	—	—	—	112	—	112
Intercompany receivables/payables	—	(329)	(2,779)	381	2,727	—
Advances to/from affiliates	—	—	1	(270)	269	—

Net cash provided (used in) by financing activities	—	4,157	(2,778)	2,097	2,996	6,472

Net (decrease) increase in cash and cash equivalents	—	(5,251)	(7)	587	—	(4,671)
Cash and cash equivalents at beginning of period	—	69,376	65	1,634	—	71,075

Cash and cash equivalents at end of period	$—	$64,125	$58	$2,221	$—	$66,404

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from February 25, 2012 through

March 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(3,585)	$163	$(874)	$—	$(4,296)

Investing activities
Purchases of property and equipment	—	—	(1)	1	—	—
Investments in subsidiaries	—	171	—	—	(171)	—

Net cash provided by (used in) investing activities	—	171	(1)	1	(171)	—

Financing activities
Principal payments on notes payable	—	(3,052)	—	(1,124)	—	(4,176)
Noncontrolling interest contributions	—	—	—	1,246	—	1,246
Noncontrolling interest distributions	—	—	—	(2,231)	—	(2,231)
Intercompany receivables/payables	—	(1,537)	(160)	1,526	171	—

Net cash used in financing activities	—	(4,589)	(160)	(583)	171	(5,161)

Net (decrease) increase in cash and cash equivalents	—	(8,003)	2	(1,456)	—	(9,457)
Cash and cash equivalents at beginning of period	—	74,570	52	5,910	—	80,532

Cash and cash equivalents at end of period	$—	$66,567	$54	$4,454	$—	$71,075

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(13,638)	$181	$(3,864)	$—	$(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of convertible preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment of deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest contributions	—	—	—	1,825	—	1,825
Noncontrolling interest distributions	—	—	—	(1,897)	—	(1,897)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(72,014)	$3,579	$118,428	$—	$49,993

Investing activities
Cash paid for acquisitions, net	—	(33,201)	—	—	—	(33,201)
Purchases of property and equipment	—	(271)	(20)	(21)	—	(312)
Investments in subsidiaries	—	(84,828)	—	—	84,828	—

Net cash used in investing activities	—	(118,300)	(20)	(21)	84,828	(33,513)

Financing activities
Proceeds from borrowings on notes payable	—	7,809	—	5,439	—	13,248
Proceeds from issuance of 8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Principal payments on notes payable	—	(3,994)	—	(69,682)	—	(73,676)
Principal payments on Senior Secured Term Loan	—	(235,000)	—	—	—	(235,000)
Principal payments on Senior Subordinated Secured Notes	—	(75,916)	—	—	—	(75,916)
Proceeds from issuance of convertible preferred stock	—	14,000	—	—	—	14,000
Proceeds from issuance of common stock	—	16,000	—	—	—	16,000
Payment of deferred loan costs	—	(7,181)	—	—	—	(7,181)
Payment of preferred stock dividends	—	(1,721)	—	—	—	(1,721)
Noncontrolling interest contributions	—	—	—	15,313	—	15,313
Noncontrolling interest distributions	—	—	—	(16,004)	—	(16,004)
Advances to affiliates	—	—	3	78,817	(78,820)	—
Intercompany receivables/payables	—	144,535	(3,549)	(134,978)	(6,008)	—

Net cash provided (used in) by financing activities	—	183,532	(3,546)	(121,095)	(84,828)	(25,937)

Net (decrease) increase in cash and cash equivalents	—	(6,782)	13	(2,688)	—	(9,457)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$69,376	$65	$1,634	$—	$71,075

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(13,638)	$181	$(3,864)	$—	$(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of convertible preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment of deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest contributions	—	—	—	1,825	—	1,825
Noncontrolling interest distributions	—	—	—	(1,897)	—	(1,897)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$127,757	$87	$(166,495)	$—	$(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest contributions	—	—	—	6,605	—	6,605
Noncontrolling interest distributions	—	—	—	(8,954)	—	(8,954)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 30, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$27,863	$(1,245)	$(2,499)	$—	$24,119

Investing activities
Investment in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investments in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable	—	7,087	—	—	—	7,087
Principal payments on notes payable	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest contributions	—	—	—	6,546	—	6,546
Noncontrolling interest distributions	—	—	—	(3,913)	—	(3,913)
Advances to affiliates	—	—	(19)	(744)	763	—
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of period	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of period	$—	$69,499	$131	$1,656	$—	$71,286